ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of September 30,
	2011	2012
	US$	US$
Accrued expenses	2,172	2,597
Salary and welfare payable	1,414	1,823
Tuition fee payables to government agencies	965	2,765
Remuneration payable to lecturers	1,523	1,883
Uncertain income tax liabilities (Note 18)	170	173
Other payable	270	395

	6,514	9,636

Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide accounting continuing education courses and the Group is only responsible for the student recruiting and provision of online platform and shares certain percentage of fee tuition as service fees.